Expense Example (International Core Trust, USD $)	12 Months Ended
May 01, 2011
Series I, International Core Trust
Expense Example:
Year 1	$ 109
Year 3	340
Year 5	590
Year 10	1,306
Series II, International Core Trust
Expense Example:
Year 1	129
Year 3	403
Year 5	697
Year 10	1,534
Series NAV, International Core Trust
Expense Example:
Year 1	104
Year 3	325
Year 5	563
Year 10	$ 1,248